OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other reserves comprise:
Merger reserve	£ 7,763	£ 7,763	£ 7,766
Capital redemption reserve	4,462	4,462	4,273
Cash flow hedging reserve	1,629	1,504	1,051
Foreign currency translation reserve	(159)	(176)	(164)
At 31 December	13,747	13,695	13,210
Debt securities
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	99	123	279
Equity securities
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	£ (47)	£ 19	£ 5